NOTE RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Note receivables	$ 3,699,872	$ 3,798,130	$ 3,097,981
Accounts Receivable [Member]
Note receivables	$ 3,699,872	$ 3,798,130	$ 3,097,981